Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Intangible assets subject to amortization:
Finite-lived intangible assets	¥ 1,417,526	¥ 1,394,288
Intangible assets not subject to amortization:
Other	7,903	8,227
Total	1,425,429	1,402,515
Software
Intangible assets subject to amortization:
Finite-lived intangible assets	1,049,411	1,011,826
Customer relationships
Intangible assets subject to amortization:
Finite-lived intangible assets	282,889	296,118
Core deposit intangibles
Intangible assets subject to amortization:
Finite-lived intangible assets	29,885	36,151
Trade names
Intangible assets subject to amortization:
Finite-lived intangible assets	34,293	36,312
Other
Intangible assets subject to amortization:
Finite-lived intangible assets	¥ 21,048	¥ 13,881